Vanguard Global Capital Cycles Fund N-1A Cover	Jan. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VANGUARD SPECIALIZED FUNDS
Entity Central Index Key	0000734383
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Prospectus Date	May 28, 2026